Pension Plans for which Abo exceeds Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)		$ 314.2
Accumulated Benefit Obligation (ABO)		262.1
Fair value of plan assets		159.4
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	109.5	125.0
Accumulated Benefit Obligation (ABO)	84.7	101.8
Fair value of plan assets	$ 4.9	$ 24.7